General	12 Months Ended
Dec. 31, 2018
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.

Medigus Ltd. (the “Company”) was incorporated in Israel on December 9, 1999. Company’s registered office and principal place of business are located in Israel. The address of its registered office is P.O. Box 3030, Omer, Israel 8496500.

On July 22, 2007 the Company established a wholly owned subsidiary, MEDIGUS USA LLC, in the State of Delaware, USA (hereinafter - the “Subsidiary”).

The Subsidiary has not been engaged in any business activities until October 2013.

On October 1, 2013, the Company and its Subsidiary entered into an inter-company agreement whereby the Subsidiary provides services to the Company in consideration for a reimbursement of its costs plus a reasonable premium.

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd., or ScoutCam. ScoutCam was incorporated as part of a reorganization of the Company intended to distinguish the Company’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and to enable the Company to form a separate business unit with dedicated resources focused on the promotion of such technology. As such the Company completed the transfer of all of the Company’s assets and intellectual property related to the Company’s miniaturized imaging business into ScoutCam.

The Company together with its subsidiaries (hereinafter – the “Group”) is engaged in the development, production and marketing of innovative miniaturized imaging equipment known as the Company’s micro ScoutCam™ portfolio for use in medical procedures as well as various industrial applications. Most of the Group’s research and development activities have been focused in developing and manufacturing of the Medigus Ultrasonic Surgical Endostapler (hereinafter - “MUSE”) endoscopy system, an FDA approved system, for the treatment of gastroesophageal reflux disease (hereinafter - “GERD”). In addition, the Group used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

In the recent months, the board of directors of the Company has materially changed Company’s business model, adjusted the Company exclusive focus on the medical device industry to include other industries, abandoned the strategy to commercialize the MUSE™ System, transferred ScoutCam activity into Company’s subsidiary, and assessing several new ventures.

Recently, the Company’s board of directors has determined to examine potential opportunities to sell our MUSE™ technology, or alternatively grant a license or licenses for the use of the MUSE™ technology.

The Company’s shares are listed on the Tel Aviv Stock Exchange Ltd. (hereinafter - “TASE”) and as of May 20, 2015, the Company’s American Depository Shares (hereinafter – “ADSs”) evidenced by American Depositary Receipts (hereinafter – “ADRs”) are listed on the Nasdaq Capital Market. The Company’s depositary agent for the ADR program is The Bank of New York Mellon. Since July 2018, the Company’s Series C Warrants are traded on Nasdaq Capital Market.

On March 15, 2017, the Company effected a change in the ratio of its ordinary shares per ADS from 5 ordinary shares per ADS to 50 ordinary shares per ADS. The change in the ordinary shares ratio for the ADSs had the same effect as a 1-for-10 reverse stock split of the ADSs.

On July 9, 2018 the Company, held an Extraordinary General Meeting of Shareholders (the “Extraordinary Meeting”) at the Company’s offices. At the Extraordinary Meeting, the proposals to amend the Company’s articles of association, and approve a reverse split of the Company’s ordinary shares was approved by the requisite vote of the Company’s shareholders. Following the approval of the shareholders at the Extraordinary Meeting, the Company effected a reverse split of the Company’s ordinary shares at the ratio of 10:1, such that each ten ordinary shares, par value NIS 0.10 per share, consolidated into one ordinary share, par value NIS 1.00 (the “Reverse Split”). The record date for determining which holders of the Company’s ordinary shares, and which holders of warrants or options to purchase ordinary shares, will have their holdings adjusted as a result of the Reverse Split was on July 13, 2018.

Concurrently with the Reverse Split, the Company effected a change in the ratio of ordinary shares to each of the Company’s American Depositary Shares (“ADSs”), such that after the Reverse Split is implemented each ADS will represent 20 post-Split Ordinary Shares, instead of 50 pre-Split Ordinary Shares.

The effect of such consolidation was applied retrospectively for all the amount of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements.

The Company’s shareholders also approved an increase of the authorized share capital of the Company by an additional NIS 80,000,000, such that the authorized share capital increased to NIS 160,000,000 ordinary shares par value NIS 1.00 each.

Unless stated otherwise, all ADS and ordinary shares per ADS numbers are after the Reverse Split.

b.	Since incorporation through December 31, 2018, the Group has accumulated deficit of approximately $62.5 million and its activities have been funded mainly by its shareholders. The Group’s cash and cash equivalents as of December 31, 2018, will allow the Group to fund its operating plan through at least the next 12 months. However, the Group expects to continue to incur significant net losses for at least the next several years as the Group continue the development of its products and expand sales and marketing capabilities required to sell and market Group’s products.